INVENTORIES (Details) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw and packaging materials	$ 1,483	$ 1,237
Products in process	679	579
Finished products	2,378	1,948
Total inventory before inventory in transit	4,540	3,764
Materials in transit and payments on account	130	102
Inventories	$ 4,670	$ 3,866